UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21727
                                                    -----------

                        First Trust Mortgage Income Fund
          -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          -----------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          -----------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                    Date of reporting period:  July 31, 2017
                                             ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule of Investments is attached herewith.


FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS
JULY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                  STATED         STATED
     VALUE                              DESCRIPTION                           COUPON        MATURITY        VALUE
----------------  --------------------------------------------------------  -----------  --------------  ------------
MORTGAGE-BACKED SECURITIES - 62.7%

                  COLLATERALIZED MORTGAGE OBLIGATIONS - 53.0%
                  Accredited Mortgage Loan Trust
$        380,145     Series 2003-2, Class A1 .............................     4.98%        10/01/33     $    388,456
                  ACE Securities Corp. Home Equity Loan Trust
         969,323     Series 2006-ASAP6, Class A2D (a).....................     1.45%        12/25/36          508,406
                  Banc of America Funding Corp.
         127,102     Series 2008-R2, Class 1A4 (b)........................     6.00%        09/01/37          131,909
                  Banc of America Mortgage Trust
          53,106     Series 2002-L, Class 1A1 (a).........................     2.52%        12/01/32           48,764
         278,511     Series 2005-A, Class 2A1 (a).........................     3.43%        02/01/35          278,230
                  Chase Mortgage Finance Trust
         239,617     Series 2007-A1, Class 1A3 (a)........................     3.48%        02/01/37          238,525
                  Citigroup Mortgage Loan Trust
         409,128     Series 2005-6, Class A1 (a)..........................     2.69%        09/01/35          423,513
         954,611     Series 2012-7, Class 10A2 (a) (b)....................     3.56%        09/01/36          897,707
                  Countrywide Asset-Backed Certificates
         107,742     Series 2006-S8, Class A6 ............................     5.51%        04/01/36          107,005
                  Countrywide Home Loan Mortgage Pass-Through Trust
         522,080     Series 2003-46, Class 2A1 (a)........................     3.30%        01/01/34          519,554
         341,681     Series 2006-21, Class A8 ............................     5.75%        02/01/37          306,901
         573,966     Series 2006-HYB5, Class 3A1A (a).....................     3.30%        09/01/36          468,777
                  Credit Suisse First Boston Mortgage Securities Corp.
         376,275     Series 2004-AR2, Class 1A1 (a).......................     3.40%        03/01/34          372,483
         639,826     Series 2004-AR8, Class 6A1 (a).......................     3.31%        09/01/34          644,154
         197,211     Series 2005-5, Class 3A2 (a).........................     1.53%        07/25/35          191,077
                  Deutsche ALT-A Securities Inc Mortgage Loan Trust
          35,496     Series 2003-3, Class 3A1 ............................     5.00%        10/01/18           35,752
                  DSLA Mortgage Loan Trust
         792,505     Series 2004-AR3, Class 2A2A (a)......................     1.60%        07/19/44          782,735
         864,815     Series 2007-AR1, Class 2A1A (a)......................     1.37%        04/19/47          771,081
                  GMAC Mortgage Corporation Loan Trust
         145,914     Series 2004-AR1, Class 22A (a).......................     3.96%        06/01/34          143,312
                  GSR Mortgage Loan Trust
          15,782     Series 2003-10, Class 1A12 (a).......................     3.26%        10/01/33           15,721
         285,438     Series 2005-AR1, Class 4A1 (a).......................     2.75%        01/01/35          273,317
                  Harborview Mortgage Loan Trust
         487,548     Series 2004-6, Class 3A1 (a).........................     3.78%        08/01/34          473,736
                  Home Equity Asset Trust
          65,000     Series 2005-3, Class M4 (a)..........................     1.87%        08/25/35           64,256
         520,000     Series 2005-9, Class M1 (a)..........................     1.64%        04/25/36          493,995
                  Impac CMB Trust
         298,976     Series 2004-6, Class 1A2 (a).........................     2.01%        10/25/34          288,121
                  IXIS Real Estate Capital Trust
       1,178,447     Series 2007-HE1, Class A3 (a)........................     1.39%        05/25/37          480,556
                  JP Morgan Mortgage Trust
       1,289,310     Series 2005-ALT1, Class 4A1 (a)......................     3.56%        10/01/35        1,222,627


                        See Notes to Portfolio of Investments

FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                  STATED         STATED
     VALUE                              DESCRIPTION                           COUPON        MATURITY        VALUE
----------------  --------------------------------------------------------  -----------  --------------  ------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  JP Morgan Mortgage Trust (Continued)
$      1,174,527     Series 2006-A2, Class 4A1 (a)........................     3.71%        08/01/34     $  1,185,429
         286,737     Series 2006-A2, Class 5A3 (a)........................     3.15%        11/01/33          292,436
                  JP Morgan Re-REMIC
         310,716     Series 2009-7, Class 12A1 (b)........................     6.25%        01/03/37          316,652
                  MASTR Alternative Loan Trust
       3,959,093     Series 2006-2, Class 2A3 (a).........................     1.58%        03/25/36          878,053
                  MASTR Asset Backed Securities Trust
         945,023     Series 2006-HE5, Class A3 (a)........................     1.39%        11/25/36          622,919
       1,420,963     Series 2006-NC2, Class A3 (a)........................     1.34%        08/25/36          763,309
         648,602     Series 2006-NC2, Class A5 (a)........................     1.47%        08/25/36          356,853
                  MASTR Asset Securitization Trust
          23,269     Series 2003-11, Class 5A2 ...........................     5.25%        12/01/23           23,030
          90,471     Series 2003-11, Class 6A16 ..........................     5.25%        12/01/33           91,804
                  Mellon Residential Funding Corp. Mortgage Pass-Through
                     Trust
         370,105     Series 2001-TBC1, Class A1 (a).......................     1.93%        11/15/31          370,956
         384,874     Series 2002-TBC2, Class A (a)........................     2.09%        08/15/32          370,608
                  Meritage Mortgage Loan Trust
         318,139     Series 2004-2, Class M3 (a)..........................     2.21%        01/25/35          315,117
                  Morgan Stanley Mortgage Loan Trust
         790,954     Series 2004-7AR, Class 2A6 (a).......................     3.34%        09/01/34          811,958
                  MortgageIT Trust
         329,934     Series 2005-2, Class 2A (a)..........................     2.88%        05/01/35          323,531
                  Nomura Asset Acceptance Corporation
         663,684     Series 2004-AR4, Class M1 (a)........................     1.83%        12/25/34          663,899
                  Nomura Resecuritization Trust
       1,263,000     Series 2015-6R, Class 2A4 (a) (b)....................     6.81%        01/02/37        1,055,110
                  Provident Funding Mortgage Loan Trust
         113,020     Series 2004-1, Class 1A1 (a).........................     3.26%        04/01/34          113,265
         396,665     Series 2005-1, Class 1A1 (a).........................     3.45%        05/01/35          398,045
                  Residential Accredit Loans, Inc.
         162,954     Series 2006-QO1, Class 2A1 (a).......................     1.50%        02/25/46          114,512
       2,030,019     Series 2006-QS6, Class 1AV, IO (a)...................     0.76%        06/01/36           55,014
                  Residential Asset Securitization Trust
          49,191     Series 2004-A3, Class A7 ............................     5.25%        06/01/34           50,731
                  Saxon Asset Securities Trust
       1,008,323     Series 2007-2, Class A2D (a).........................     1.53%        05/25/47          761,912
                  Springleaf Mortgage Loan Trust
         120,434     Series 2013-3A, Class A (b)..........................     1.87%        09/01/57          120,600
         850,000     Series 2013-3A, Class M3 (b).........................     5.00%        09/01/57          857,854
                  Structured Adjustable Rate Mortgage Loan Trust
         489,409     Series 2004-2, Class 4A2 (a).........................     3.34%        03/01/34          491,288
                  Structured Asset Securities Corp. Mortgage
                     Pass-Through Certificates
          49,997     Series 2001-SB1, Class A2 ...........................     3.38%        08/01/31           49,597
                  Thornburg Mortgage Securities Trust
         412,896     Series 2003-4, Class A1 (a)..........................     1.87%        09/25/43          401,032


                        See Notes to Portfolio of Investments

FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                  STATED         STATED
     VALUE                              DESCRIPTION                           COUPON        MATURITY        VALUE
----------------  --------------------------------------------------------  -----------  --------------  ------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Towd Point Mortgage Trust
$        656,324     Series 2015-2, Class 2A1 (a) (b).....................     3.75%        11/01/57     $    678,805
                  Wachovia Mortgage Loan Trust, LLC
         381,546     Series 2006-A, Class 3A1 (a).........................     3.16%        05/01/36          364,885
                  WaMu Mortgage Pass-Through Certificates
         195,591     Series 2003-AR5, Class A7 (a)........................     3.06%        06/01/33          198,727
         540,203     Series 2004-AR1, Class A (a).........................     3.14%        03/01/34          550,263
         616,627     Series 2004-AR10, Class A1B (a)......................     1.65%        07/25/44          600,629
         479,348     Series 2004-AR13, Class A1A (a)......................     1.95%        11/25/34          476,828
          94,560     Series 2004-AR3, Class A2 (a)........................     3.14%        06/01/34           96,159
         635,182     Series 2005-AR1, Class A1A (a).......................     1.87%        01/25/45          632,204
         912,332     Series 2005-AR11, Class A1A (a)......................     1.55%        08/25/45          906,342
         848,933     Series 2005-AR6, Class 2A1A (a)......................     1.46%        04/25/45          815,801
         355,498     Series 2005-AR9, Class A1A (a).......................     1.87%        07/25/45          350,979
         617,523     Series 2006-AR2, Class 1A1 (a).......................     2.92%        03/01/36          588,967
                  Washington Mutual Alternative Mortgage Pass-Through
                    Certificates
          28,557     Series 2007-5, Class A11 (c).........................    32.09%        06/25/37           53,872
                  Washington Mutual MSC Mortgage Pass-Through
                     Certificates
         418,010     Series 2004-RA1, Class 2A ...........................     7.00%        03/01/34          457,573
                  Wells Fargo Mortgage Backed Securities Trust
         472,952     Series 2003-H, Class A1 (a)..........................     3.09%        09/01/33          481,008
         547,364     Series 2004-A, Class A1 (a)..........................     3.11%        02/01/34          555,121
          56,199     Series 2004-EE, Class 3A1 (a)........................     3.60%        12/01/34           58,426
       1,012,378     Series 2004-R, Class 1A1 (a).........................     3.07%        09/01/34        1,027,615
         257,966     Series 2004-S, Class A1 (a)..........................     3.30%        09/01/34          263,961
         509,679     Series 2004-Y, Class 1A2 (a).........................     3.00%        11/01/34          520,511
           6,785     Series 2004-Z, Class 2A1 (a).........................     3.00%        12/01/34            6,901
          28,580     Series 2004-Z, Class 2A2 (a).........................     3.00%        12/01/34           29,068
         264,705     Series 2005-AR10, Class 2A17 (a).....................     3.20%        06/01/35          271,200
         548,198     Series 2005-AR16, Class 1A1 (a)......................     3.42%        08/01/33          563,838
         401,136     Series 2005-AR3, Class 2A1 (a).......................     3.36%        03/01/35          405,640
         398,472     Series 2005-AR8, Class 1A1 (a).......................     3.29%        06/01/35          406,124
         460,762     Series 2006-13, Class A5 ............................     6.00%        10/01/36          456,508
         148,753     Series 2007-16, Class 1A1 ...........................     6.00%        12/04/37          155,822
         229,106     Series 2007-2, Class 1A13 ...........................     6.00%        03/01/37          227,372
          54,187     Series 2007-8, Class 2A2 ............................     6.00%        07/01/37           54,348
                                                                                                         ------------
                                                                                                           34,681,681
                                                                                                         ------------

                  COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.7%
                  Banc of America Commercial Mortgage Trust
          16,403     Series 2007-3, Class AJ, STRIP (a)...................     5.88%        06/01/49           16,506
                  Bayview Commercial Asset Trust
         485,882     Series 2004-2, Class A (a) (b).......................     1.66%        08/25/34          465,598


                        See Notes to Portfolio of Investments

FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                  STATED         STATED
     VALUE                              DESCRIPTION                           COUPON        MATURITY        VALUE
----------------  --------------------------------------------------------  -----------  --------------  ------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
                  BXHTL Mortgage Trust
$        800,000     Series 2015-JWRZ, Class B (a) (d)....................     2.93%        05/15/29     $    803,606
                  Greenwich Capital Commercial Funding Corp.
         700,000     Series 2007-GG11, Class AJ (a)......................      6.27%        12/01/49          703,505
                  Hudsons Bay Simon JV Trust
         510,000     Series 2015-HBFL, Class DFL (a) (b)..................     4.88%        08/05/34          508,732
                  Hyatt Hotel Portfolio Trust
       1,040,000     Series 2015-HYT, Class B (a) (b).....................     2.93%        11/15/29        1,040,987
                  UBS-Barclays Commercial Mortgage Trust
      14,726,534     Series 2013-C5, Class XA, IO (a) (b).................     1.14%        03/01/46          649,184
                  Wachovia Bank Commercial Mortgage Trust
         448,544     Series 2007-C30, Class AJ ...........................     5.41%        12/01/43          454,846
         650,000     Series 2007-C33, Class AJ, STRIP (a).................     6.00%        02/01/51          663,785
                  Waldorf Astoria Boca Raton Trust
       1,000,000     Series 2016-BOCA, Class E (a) (d)....................     5.58%        06/15/29        1,010,032
                                                                                                         ------------
                                                                                                            6,316,781
                                                                                                         ------------
                  TOTAL MORTGAGE-BACKED SECURITIES.....................................................    40,998,462
                  (Cost $40,861,284)                                                                     ------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 31.0%

                  COLLATERALIZED MORTGAGE OBLIGATIONS - 20.4%
                  Federal Home Loan Mortgage Corp.
          28,665     Series 1007, Class H (c).............................    19.23%        10/15/20           33,690
          44,109     Series 1394, Class ID (c)............................     9.57%        10/15/22           51,520
          43,868     Series 2303, Class SW (c)............................    10.00%        03/01/24            9,263
         435,034     Series 2439, Class XI, IO (c)........................     6.50%        03/01/32           93,093
         994,945     Series 2807, Class SB, IO (c)........................     6.22%        11/15/33          206,228
       2,003,020     Series 2975, Class SJ, IO (c)........................     5.42%        05/15/35          308,922
          45,347     Series 3012, Class GK (c)............................    19.23%        06/15/35           73,902
         198,039     Series 3108, Class QZ ...............................     6.00%        02/01/36          275,998
          13,874     Series 3195, Class SX (c)............................    38.18%        07/15/36           51,825
         160,255     Series 3410, Class HC ...............................     5.50%        02/01/38          177,993
         337,580     Series 3619, Class EI, IO ...........................     4.50%        05/01/24            4,566
         256,957     Series 3692, Class PS, IO (c)........................     5.37%        05/15/38            7,261
       1,554,074     Series 3726, Class KI, IO ...........................     3.50%        04/01/25           80,246
       2,072,346     Series 3784, Class BI, IO ...........................     3.50%        01/01/21           83,395
         250,000     Series 3797, Class KB ...............................     4.50%        01/01/41          281,263
       1,333,336     Series 3870, Class WS, IO (c)........................     5.37%        06/15/31          157,039
         440,126     Series 3898, Class NI, IO ...........................     5.00%        07/01/40           25,660
          98,182     Series 4021, Class IP, IO ...........................     3.00%        03/01/27            8,491
       1,203,489     Series 4206, Class IA, IO ...........................     3.00%        03/01/33          169,849
         501,231     Series 4615, Class GT (c)............................     4.00%        10/15/42          473,225
       8,926,143     Series 4619, Class IB, IO ...........................     4.00%        12/01/47        1,151,602
                 Federal National Mortgage Association
         141,385     Series 2003-15, Class MS, IO (c).....................     6.77%        03/25/33           33,165
          26,798     Series 2004-74, Class SW (c).........................    13.05%        11/25/31           36,670


                        See Notes to Portfolio of Investments

FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                  STATED         STATED
     VALUE                              DESCRIPTION                           COUPON        MATURITY        VALUE
----------------  --------------------------------------------------------  -----------  --------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association (Continued)
 $       500,000     Series 2004-W10, Class A6 ...........................     5.75%        08/01/34     $    567,939
         305,184     Series 2005-122, Class SN (c)........................    23.67%        01/25/36          423,101
         169,388     Series 2006-5, Class 3A2 (a).........................     3.25%        05/01/35          178,650
         212,379     Series 2007-30, Class ZM ............................     4.25%        04/01/37          235,291
         453,273     Series 2007-37, Class SB, IO (a).....................     5.52%        05/25/37           91,894
         291,957     Series 2008-17, Class BE ............................     5.50%        10/01/37          355,389
           6,837     Series 2008-50, Class AI, IO ........................     5.50%        06/01/23              253
         353,000     Series 2009-28, Class HX ............................     5.00%        05/01/39          409,072
         161,311     Series 2009-37, Class NZ ............................     5.71%        02/01/37          204,777
       1,204,627     Series 2010-10, Class NI, IO ........................     5.00%        01/01/39           36,328
       2,183,068     Series 2010-103, Class ID, IO .......................     5.00%        09/01/40          302,348
       1,099,649     Series 2010-104, Class CI, IO .......................     4.00%        09/01/20           41,311
       3,022,182     Series 2010-139, Class KI, IO .......................     1.09%        12/01/40          127,767
          64,502     Series 2010-142, Class PS, IO (c)....................     4.82%        05/25/40            1,364
         374,011     Series 2010-145, Class TI, IO .......................     3.50%        12/01/20           15,323
         413,042     Series 2010-40, Class MI, IO ........................     4.50%        08/01/24            3,713
         238,272     Series 2011-5, Class IK, IO .........................     8.00%        02/01/21           20,586
         250,000     Series 2011-52, Class LB ............................     5.50%        06/01/41          287,605
       3,110,013     Series 2011-66, Class QI, IO ........................     3.50%        07/01/21          156,153
         209,290     Series 2012-111, Class B ............................     7.00%        10/01/42          238,567
       2,406,962     Series 2012-112, Class BI, IO .......................     3.00%        09/01/31          248,462
       2,046,876     Series 2012-125, Class MI, IO .......................     3.50%        11/01/42          429,942
       2,741,329     Series 2013-32, Class IG, IO ........................     3.50%        04/01/33          388,534
         648,139     Series 2013-51, Class PI, IO ........................     3.00%        11/01/32           77,615
       2,291,427     Series 2015-20, Class ES, IO (c).....................     4.92%        04/25/45          450,661
       2,032,312     Series 2015-76, Class BI, IO ........................     4.00%        10/01/39          243,464
       5,280,135     Series 2015-97, Class AI, IO ........................     4.00%        09/01/41          840,048
         168,142     Series 2016-74, Class LI, IO ........................     3.50%        09/01/46           60,354
                  Federal National Mortgage Association, STRIP
          94,852     Series 305, Class 12, IO (a).........................     6.50%        12/01/29           19,569
         100,861     Series 355, Class 18, IO ............................     7.50%        11/01/33           26,468
       1,426,801     Series 406, Class 6, IO .............................     4.00%        01/01/41          269,031
                  Government National Mortgage Association
         176,638     Series 2004-95, Class QZ ............................     4.50%        11/01/34          192,796
         365,992     Series 2005-33, Class AY ............................     5.50%        04/01/35          414,578
         120,304     Series 2005-68, Class DP (c).........................    13.48%        06/17/35          149,110
         525,646     Series 2005-68, Class KI, IO (c).....................     5.07%        09/20/35           85,837
         139,672     Series 2007-50, Class AI, IO (c).....................     5.55%        08/20/37           25,446
         450,141     Series 2007-68, Class PI, IO (c).....................     5.42%        11/20/37           84,132
         100,000     Series 2008-2, Class HB .............................     5.50%        01/01/38          120,716
         220,000     Series 2008-32, Class JD ............................     5.50%        04/01/38          264,458
         383,013     Series 2008-73, Class SK, IO (c).....................     5.51%        08/20/38           64,161
         200,996     Series 2009-65, Class NJ, IO ........................     5.50%        07/01/39           13,362
         113,305     Series 2009-79, Class PZ ............................     6.00%        09/01/39          158,002
       1,631,401     Series 2009-100, Class SL, IO (c)....................     5.27%        05/16/39          129,527
       1,150,219     Series 2010-115, Class IQ, IO .......................     4.50%        11/01/38           55,261
         715,000     Series 2010-61, Class KE ............................     5.00%        05/01/40          858,092


                        See Notes to Portfolio of Investments

FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)

   PRINCIPAL                                                                  STATED         STATED
     VALUE                              DESCRIPTION                           COUPON        MATURITY        VALUE
----------------  --------------------------------------------------------  -----------  --------------  ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Government National Mortgage Association (Continued)
 $       959,952     Series 2011-131, Class EI, IO .......................     4.50%        08/01/39     $     40,148
          69,462     Series 2016-139, Class MZ ...........................     1.50%        07/01/45           44,388
         133,992     Series 2017-4, Class CZ .............................     3.00%        01/01/47          119,366
                                                                                                         ------------
                                                                                                           13,365,825
                                                                                                         ------------

                  COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.3%
                  Government National Mortgage Association
         218,000     Series 2013-57, Class D .............................     2.35%        06/01/46          193,960
                                                                                                         ------------
                                                                                                              193,960
                                                                                                         ------------

                  PASS-THROUGH SECURITIES - 10.3%
                  Federal Home Loan Mortgage Corp.
         939,031     Gold Pool ...........................................     3.00%        08/01/46          941,804
         665,910     Pool A94738 .........................................     4.50%        11/01/40          716,627
         547,777     Pool K36017 .........................................     5.00%        09/01/47          587,169
                  Federal National Mortgage Association
          25,030     Pool 535919 .........................................     6.50%        05/01/21           27,716
       1,107,579     Pool 831145 .........................................     6.00%        12/01/35        1,266,113
       1,120,944     Pool 843971 .........................................     6.00%        11/01/35        1,293,891
         966,939     Pool AS9194 .........................................     4.50%        12/01/44        1,045,341
         860,928     Pool AT2720 .........................................     3.00%        05/01/43          867,264
                                                                                                         ------------
                                                                                                            6,745,925
                                                                                                         ------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES..............................    20,305,710
                  (Cost $21,849,633)                                                                     ------------

ASSET-BACKED SECURITIES - 1.7%
                  Green Tree Financial Corp.
          11,301     Series 1997-3, Class A6 .............................     7.32%        03/15/28           11,522
           1,563     Series 1997-7, Class A6 .............................     6.76%        07/15/28            1,569
         103,757     Series 1998-4, Class A7 (a)..........................     6.87%        04/01/30          111,759
                  Mid-State Capital Corp. Trust
         441,944     Series 2004-1, Class M1 .............................     6.50%        08/01/37          478,119
         450,606     Series 2005-1, Class A ..............................     5.75%        01/01/40          491,202
                                                                                                         ------------
                  TOTAL ASSET-BACKED SECURITIES........................................................     1,094,171
                  (Cost $1,074,364)                                                                      ------------

                  TOTAL INVESTMENTS - 95.4%............................................................    62,398,343
                  (Cost $63,785,281) (e)

                  NET OTHER ASSETS AND LIABILITIES - 4.6%..............................................     3,000,972
                                                                                                         ------------
                  NET ASSETS - 100.0%..................................................................  $ 65,399,315
                                                                                                         ============

-----------------------------

(a) Floating or variable rate security. The interest rate shown reflects the rate in effect at July 31, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)


(b) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. ("First Trust" or the "Advisor"), the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2017, securities noted as such amounted to $6,723,138, or 10.28% of net assets.

(c) Inverse floating rate instrument. The interest rate shown reflects the rate in effect at July 31, 2017.

(d) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Portfolio of Investments).

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of July 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,975,428 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,362,366.

IO Interest-Only Security - Principal amount shown represents par value on which interest payments are based.

STRIP Separate Trading of Registered Interest and Principal of Securities

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of July 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

                                                ASSETS TABLE

                                                                                   LEVEL 2        LEVEL 3
                                                      TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                    VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                    7/31/2017       PRICES         INPUTS         INPUTS
                                                  -------------  -------------  -------------  -------------
Mortgage-Backed Securities......................  $  40,998,462  $          --  $  40,998,462  $          --
U.S. Government Agency Mortgage-Backed
   Securities...................................     20,305,710             --     20,305,710             --
Asset-Backed Securities.........................      1,094,171             --      1,094,171             --
                                                  -------------  -------------  -------------  -------------
Total Investments...............................     62,398,343             --     62,398,343             --
Futures Contracts...............................          3,156          3,156             --             --
                                                  -------------  -------------  -------------  -------------
Total...........................................  $  62,401,499  $       3,156  $  62,398,343  $          --
                                                  =============  =============  =============  =============

                                             LIABILITIES TABLE

                                                                                   LEVEL 2        LEVEL 3
                                                      TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                    VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                    7/31/2017       PRICES         INPUTS         INPUTS
                                                  -------------  -------------  -------------  -------------
Futures Contracts...............................  $        (664) $        (664) $          --  $          --
                                                  =============  =============  =============  =============

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2017.


                        See Notes to Portfolio of Investments

FIRST TRUST MORTGAGE INCOME FUND (FMY)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2017 (UNAUDITED)


OPEN FUTURES CONTRACTS AT JULY 31, 2017 (see Note 2D - Futures Contracts in the Notes to Portfolio of Investments):

                                                                                                      UNREALIZED
                                                               NUMBER OF  EXPIRATION    NOTIONAL     APPRECIATION/
LONG FUTURES CONTRACTS                                         CONTRACTS    MONTH        VALUE      (DEPRECIATION)
-------------------------------------------------------------  ---------  ----------  ------------  --------------
U.S. Treasury 10-Year Notes                                        5       Sep-2017   $    629,453  $         (664)
U.S. Treasury Long Bond Futures                                    8       Sep-2017      1,223,750           3,156
                                                                                      ------------  --------------
                                                                                      $  1,853,203  $        2,492
                                                                                      ============  ==============


                        See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS

                     FIRST TRUST MORTGAGE INCOME FUND (FMY)
                           JULY 31, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Mortgage Income Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on February 22, 2005, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FMY on the New York Stock Exchange ("NYSE").

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

The net asset value ("NAV") of the Common Shares of the Fund is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;

      2)    the liquidity conditions in the relevant market and changes thereto;

      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

      4) issuer-specific conditions (such as significant credit deterioration); and

      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act")) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally

                     FIRST TRUST MORTGAGE INCOME FUND (FMY)
                           JULY 31, 2017 (UNAUDITED)

suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of security;

      4)    the financial statements of the issuer;

      5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

     10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;

     11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and

     12)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of July 31, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Amortization of premiums and the accretion of discounts are recorded using the effective interest method.

The Fund invests in interest-only securities. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted. Additionally, if the evaluation of current information indicates a permanent impairment of the security, the cost basis of the security is written down and a loss is recognized. Debt obligations may be placed on non-accrual status and the related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount

                     FIRST TRUST MORTGAGE INCOME FUND (FMY)
                           JULY 31, 2017 (UNAUDITED)

of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At July 31, 2017, the Fund had no when-issued, delayed-delivery or forward purchase commitments.

C. RESTRICTED SECURITIES

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of July 31, 2017, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Fund's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                                                                                                                      % OF
                                                     ACQUISITION   PRINCIPAL    CURRENT    CARRYING                    NET
SECURITY                                                DATE         VALUE       PRICE       COST         VALUE      ASSETS
---------------------------------------------------  -----------  -----------  ---------  -----------  -----------  ---------
BXHTL Mortgage Trust, Series 2015-JWRZ, Class B        6/19/15    $   800,000  $  100.45  $   800,000      803,606    1.23%
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA,
   Class E                                             7/12/16      1,000,000     101.00    1,000,000    1,010,032    1.54
                                                                                          -----------  -----------  ---------
                                                                                          $ 1,800,000  $ 1,813,638    2.77%
                                                                                          -----------  -----------  ---------

D. FUTURES CONTRACTS

The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked to market daily. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin.

If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

E. INVERSE FLOATING-RATE SECURITIES

An inverse floating-rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed-rate security. These instruments are typically used to enhance the yield of the portfolio and have the effect of creating leverage. These securities, if any, are identified on the Portfolio of Investments.

F. STRIPPED MORTGAGE-BACKED SECURITIES

Stripped Mortgage-Backed Securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an interest-only security ("IO Security") and all of the principal is distributed to holders of another type of security known as a principal-only security. These securities, if any, are identified on the Portfolio of Investments.

                     FIRST TRUST MORTGAGE INCOME FUND (FMY)
                           JULY 31, 2017 (UNAUDITED)

G. INTEREST-ONLY SECURITIES

An IO Security is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

                           3. DERIVATIVE TRANSACTIONS

During the fiscal year-to-date period (November 1, 2016 to July 31, 2017), the amount of notional values of futures contracts opened and closed in the Fund were $10,124,388 and $8,271,185, respectively.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            First Trust Mortgage Income Fund
               --------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: September 19, 2017
     --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: September 19, 2017
     --------------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: September 19, 2017
     --------------------

* Print the name and title of each signing officer under his or her signature.